Document and Entity Information	33 Months Ended
Oct. 31, 2011
Document and Entity Information
Document Type	S-1
Amendment Flag	true
Amendment Description
Document Period End Date	Oct 31, 2011
Trading Symbol	itva
Entity Registrant Name	Intervia Inc.
Entity Central Index Key	0001353633
Current Fiscal Year End Date	--01-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

Statement of Financial Position (USD $)	Oct. 31, 2011	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
CURRENT ASSETS
Cash	$ 0	$ 33,908	$ 0	$ 0
Prepaids	1,352	0
Total Current Assets	1,352	33,908	0
RESOURCE PROPERTY	50,000	25,000	0
TOTAL ASSETS	51,352	58,908	0	0
CURRENT LIABILITIES
Accounts payable and accrued liabilities	27,645	14,166	27,631	15,135
Due to related party	86,973	77,943	74,529	68,170
Total Liabilities	114,618	92,109	102,160	83,305
STOCKHOLDERS' DEFICIT
Capital stock Authorized 75,000,000 common shares, $0.001 par value, Issued and outstanding 3,500,000 common shares (January 31, 2009 - 3,500,000)	15,600	3,500	3,500	3,500
Subscription received in advance	0	99,960	0
Additional paid-in capital	258,860	71,000	71,000	71,000
Deficit accumulated during the development stage	(337,726)	(207,661)	(176,660)	(157,805)
TOTAL STOCKHOLDERS' DEFICIT	(63,266)	(33,201)	(102,160)	(83,305)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 51,352	$ 58,908	$ 0	$ 0

Statement of Financial Position (Parenthetical) (USD $)	Oct. 31, 2011	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Common Stock, Shares Authorized	75,000,000	75,000,000	75,000,000	75,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	15,600,000	3,500,000	3,500,000	3,500,000
Common Stock, Shares, Outstanding	15,600,000	3,500,000	3,500,000	3,500,000

Statement of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			60 Months Ended	72 Months Ended	81 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011	Oct. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009	Jan. 31, 2010	Jan. 31, 2011	Oct. 31, 2011
Operating expenses
Donated service	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 4,500	$ 4,500	$ 4,500
Exploration	60,814	0	73,648	0						73,648
Office expenses	0	0	0	0	0	0	0	2,906	2,906	2,906
Professional fees	17,593	6,691	46,547	11,106	28,215	18,498	38,652	166,289	194,504	241,051
Transfer and filing fees	2,902	657	9,870	657	2,786	357	2,523	2,965	5,751	15,621
Net loss	$ (81,309)	$ (7,348)	$ (130,065)	$ (11,763)	$ (31,001)	$ (18,855)	$ (41,175)	$ (176,660)	$ (207,661)	$ (337,726)
Basic and diluted loss per share	$ (0.01)	$ 0	$ (0.01)	$ 0	$ (0.01)	$ (0.01)	$ (0.01)
Weighted average number of shares outstanding - basic and diluted	15,542,391	3,500,000	14,107,692	3,500,000	3,500,000	3,500,000	3,500,000

Statement of Cash Flows (USD $)	9 Months Ended		12 Months Ended			60 Months Ended	72 Months Ended	81 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009	Jan. 31, 2010	Jan. 31, 2011	Oct. 31, 2011
Operating Activities
Net loss	$ (130,065)	$ (11,763)	$ (31,001)	$ (18,855)	$ (41,175)	$ (176,660)	$ (207,661)	$ (337,726)
Donated capital	0	0	0	0	0	4,500	4,500	4,500
Adjustments to reconcile net loss to net cash used by operating activities:
Increase in prepaids	(1,352)	0						(1,352)
Increase (decrease) in accounts payable and accrued liabilities	13,479	(9,037)	(13,465)	12,496	10,865	27,631	14,166	27,645
Net cash used in operating activities	(117,938)	(20,800)	(44,466)	(6,359)	(30,310)	(144,529)	(188,995)	(306,933)
Financing Activities
Due to related party	9,030	99,960	3,414	6,359	30,310	74,529	77,943	86,973
Issuance of common shares	100,000	0	0	0	0	70,000	70,000	269,960
Subscription received in advance			99,960	0			99,960
Net cash provided by financing activities	109,030	99,960	103,374	6,359	30,310	144,529	247,903	356,933
Investing Activity
Acquisition of resource property	(25,000)	(25,000)	(25,000)	0			(25,000)	(50,000)
Net cash used in investing activity	(25,000)	(25,000)	(25,000)	0			(25,000)	(50,000)
Change in cash	(33,908)	54,160	33,908	0	0	0	33,908	0
Cash, beginning	33,908	0	0	0	0	0	0	0
Cash, ending	0	54,160	33,908	0	0	0	33,908	0
Supplemental cash flow information
Cash paid for interest	0	0	0	0	0	0	0	0
Cash paid for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

Statement of Stockholders Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription received in advance [Member]	Deficit Accumulated During the Development Stage [Member]	Total
Beginning Balance at Feb. 02, 2005
Capital stock issued for cash at $0.02 per share, October 30, 2005	$ 3,500	$ 66,500			$ 70,000
Capital stock issued for cash at $0.02 per share, October 30, 2005 (Shares)	3,500,000
Net loss				(4,013)	(4,013)
Ending Balance at Jan. 31, 2006	3,500	66,500		(4,013)	65,987
Ending Balance (Shares) at Jan. 31, 2006	3,500,000
Donated services		4,500			4,500
Net loss				(78,772)	(78,772)
Ending Balance at Jan. 31, 2007	3,500	71,000		(82,785)	(8,285)
Ending Balance (Shares) at Jan. 31, 2007	3,500,000
Net loss				(33,845)	(33,845)
Ending Balance at Jan. 31, 2008	3,500	71,000		(116,630)	(42,130)
Ending Balance (Shares) at Jan. 31, 2008	3,500,000
Net loss				(41,175)	(41,175)
Ending Balance at Jan. 31, 2009	3,500	71,000		(157,805)	(83,305)
Ending Balance (Shares) at Jan. 31, 2009	3,500,000
Net loss				(18,855)	(18,855)
Ending Balance at Jan. 31, 2010	3,500	71,000		(176,660)	(102,160)
Ending Balance (Shares) at Jan. 31, 2010	3,500,000
Subscriptions received in advance			99,960
Net loss				(31,001)	(31,001)
Ending Balance at Jan. 31, 2011	$ 3,500	$ 71,000	$ 99,960	$ (207,661)	$ (33,201)
Ending Balance (Shares) at Jan. 31, 2011	3,500,000

NATURE OF BUSINESS	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010
NATURE OF BUSINESS [Text Block]

1. NATURE OF BUSINESS

Intervia, Inc. (the “Company”) was incorporated in the State of Nevada on February 2, 2005. The Company was previously in the business of developing fuel cell products in China. During fiscal 2008, the Company suspended the development of their fuel cell products due to lack of access to sufficient additional financing. The Company is currently engaged in the acquisition and exploration of mineral properties.

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. As of January 31, 2011, the Company has not yet achieved profitable operations and has accumulated a deficit of $207,661 since inception. Its ability to continue as a going concern is dependent upon the ability of the Company to obtain the necessary financing to meet its obligations and pay its liabilities arising from normal business operations when they come due. The outcome of these matters cannot be predicted with any certainty at this time which raises substantial doubt that the Company will be able to continue as a going concern. These financial statements do not include any adjustments to the amounts and classification of assets and liabilities that may be necessary should the Company be unable to continue as a going concern. Management is also aware that material uncertainties exist, related to current economic conditions, which could cast doubt about the entity’s ability to continue to finance its activities. It is expected that the Company will incur further losses in the development of its business, all of which casts substantial doubt about the Company’s ability to continue as a going concern.

1. NATURE OF BUSINESS

Intervia, Inc. (the “Company”) was incorporated in the State of Nevada on February 2, 2005. The Company was previously in the business of developing fuel cell products in China. During fiscal 2008, the Company suspended the development of their fuel cell products due to the inability to raise sufficient additional financing. Management is currently focusing on identifying, evaluating and negotiating new business opportunities.

The Company is considered to be a development stage company, has no assets and has not generated any revenues from operations. The Company’s shares were de-listed from the OTC-BB subsequent to filing the 10Q for the period ended October 31, 2008. The Company has not been in compliance with the filing requirements of the Securities Exchange Commission (“SEC”). The Company is currently in the process of completing all the required filings with the SEC to enable the Company to reinstate its shares for trading on the OTC-BB. The Company will obtain additional funding by borrowing funds from its director and officer, or by private placement of common stock. There can be no assurance that the Company will be successful in its efforts to raise additional financing or if financing is available, that it will be on terms that are acceptable to the Company.

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. As of January 31, 2010, the Company has not yet achieved profitable operations and has accumulated a deficit of $176,660 since inception. Its ability to continue as a going concern is dependent upon the ability of the Company to obtain the necessary financing to meet its obligations and pay its liabilities arising from normal business operations when they come due. The outcome of these matters cannot be predicted with any certainty at this time which raises substantial doubt that the Company will be able to continue as a going concern. These financial statements do not include any adjustments to the amounts and classification of assets and liabilities that may be necessary should the Company be unable to continue as a going concern. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern.

Management is also aware that material uncertainties exist, related to current economic conditions, which could cast doubt about the entity’s ability to continue to finance its activities. It is expected that the Company will incur further losses in the development of its business, all of which casts substantial doubt about the Company’s ability to continue as a going concern.

BASIS OF PRESENTATION	9 Months Ended
Oct. 31, 2011
BASIS OF PRESENTATION [Text Block]
1.	BASIS OF PRESENTATION

Unaudited Interim Financial Statements

The accompanying unaudited interim financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and the rules and regulations of the Securities and Exchange Commission. They do not include all information and footnotes required by United States generally accepted accounting principles for complete financial statements. However, except as disclosed herein, there has been no material changes in the information disclosed in the notes to the financial statements for the year ended January 31, 2011 included in the Company’s Form 10-K filed with the Securities and Exchange Commission. The unaudited interim financial statements should be read in conjunction with those financial statements included in the Form 10-K. In the opinion of Management, all adjustments considered necessary for a fair presentation, consisting solely of normal recurring adjustments, have been made. Operating results for the nine months ended October 31, 2011 are not necessarily indicative of the results that may be expected for the year ending January 31, 2012.

Management has evaluated events occurring between the end of the nine months period ended October 31, 2011 to the date when the financial statements were issued.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Text Block]

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and are expressed in U.S. dollars, the Company’s functional currency.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could materially differ from those estimates and assumptions. Significant areas requiring the use of management estimates relate to the expected tax rates for future income tax recoveries and determining the fair values of financial instruments and the carrying value of the resource property.

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statements carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company accounts for uncertainty in income taxes by prescribing the recognition threshold that a tax position is required to meet before any part of the benefit of that position may be recognized in the financial statements.

Basic and Diluted Loss per Share

Basic loss per share is computed using the weighted average number of common shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if potentially dilutive securities were exercised or converted to common stock. The dilutive effect of options and warrants and their equivalent is computed by application of the treasury stock method and the effect of convertible securities by the “if converted” method. For the years presented, all convertible securities are anti-dilutive. Accordingly, diluted loss per share is not presented.

Financial Instruments

The carrying value of the Company’s financial instruments, consisting of cash, accounts payable and amounts due to related party approximates their fair value due to the short maturity of such instruments. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments. (Note 7)

Stock-based Compensation

The Company uses the Black-Scholes option-pricing model to determine the grant date fair-value of stock-based awards under Accounting Standards Codification (“ASC”) 718, Compensation – Stock Compensation. The fair value is recorded in income depending on the terms and conditions of the award, and the nature of the relationship of the recipient of the award to the Company. The Company records the grant date fair value in income in line with the period over which it was earned. For employees and management this is typically considered to be the vesting period of the award. For consultants the fair value of the award is recorded in income over the term of the service period, and unvested amounts are revalued at each reporting period over the service period.

Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standard Board (“FASB”) issued Accounting Standards Update (“ASU “) 2010-06, Improving Disclosures about Fair Value Measurements, which is included in the ASC Topic 820 (Fair Value Measurements and Disclosures). ASU 2010-06 requires new disclosures on the amount and reason for transfers in and out of Level 1 and 2 fair value measurements. ASU 2010-06 also requires disclosures of activities, including purchases, sales, issuances, and a settlement within Level 3 fair value measurements and clarifies existing disclosure requirements on levels of disaggregation and disclosures about inputs and valuation techniques. ASU 2010-06 is effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The implementation of the adoption of ASU 2010-06 did not have a material impact on the Company’s financial statements.

In February 2010, the FASB issued ASU 2010-09, "Subsequent Events (Topic 855) Amendments to Certain Recognition and Disclosure Requirements". The amendment eliminates the requirement for SEC filers to disclose the date through which subsequent events have been evaluated. This standard had no impact on the Company\'s financial statements.

There are several new accounting pronouncements issued by FASB which are not yet effective. Each of these pronouncements, as applicable, has been or will be adopted by the Company. Management does not believe any of these accounting pronouncements has had or will have a material impact on the Company\'s financial position or operating results.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and are expressed in U.S. dollars. The Company’s fiscal year-end is January 31.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could materially differ from those estimates and assumptions. Significant areas requiring the use of management estimates relate to the expected tax rates for future income tax recoveries and determining the fair values of financial instruments.

Other Comprehensive Income

The Company follows standards for the reporting and display of comprehensive income (loss) and its components in the financial statements. During the years ended January 31, 2010 and 2009, the Company had no components that would cause comprehensive loss to be different than net loss.

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statements carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The Company accounts for uncertainty in income taxes by prescribing the recognition threshold that a tax position is required to meet before any part of the benefit of that position may be recognized in the financial statements.

Basic and Diluted Loss per Share

Basic loss per share is computed using the weighted average number of common shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if potentially dilutive securities were exercised or converted to common stock. The dilutive effect of options and warrants and their equivalent is computed by application of the treasury stock method and the effect of convertible securities by the “if converted” method. For the years presented, diluted loss per share is equal to basic loss per share as the Company does not have any dilutive securities.

Financial Instruments

The carrying value of the Company’s financial instruments, consisting of accounts payable and accrued liabilities and amounts due to related party approximates their fair value due to the short maturity of such instruments. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments.

Stock-based Compensation

The Company records the compensation cost related to share-based payments, such as stock options and employee stock purchase plans, in the financial statements based on the grant-date fair value of the award.

Recent Accounting Pronouncements

In May 2009, the Financial Accounting Standards Board (“FASB”) issued guidance that establishes general standards of accounting for and disclosure of events that occur subsequent to the balance sheet date but before financial statements are issued. The statement defines two types of subsequent events (1) recognized subsequent events, which provide additional evidence about conditions that existed at the balance sheet date, and (2) non-recognized subsequent events, which provide evidence about conditions that did not exist at the balance sheet date, but arose before the financial statements were issued. Recognized subsequent events are required to be recognized in the financial statements, and non-recognized subsequent events are required to be disclosed. The adoption had no material impact on the Company’s financial position, results of operations or cash flows.

Recent Accounting Pronouncements (cont’d)

In June 2009, the FASB issued the Accounting Standards Codification, which establishes a sole source of US authoritative GAAP. The Codification is meant to simplify user access to all authoritative accounting guidance by reorganizing US GAAP pronouncements into approximately ninety accounting topics within a consistent structure; its purpose is not to create new accounting and reporting guidance. The adoption of this guidance did not have an effect on the Company’s results of operations, financial position or cash flows.

Other pronouncements issued by the FASB or other authoritative accounting standards groups with future effective dates are either not applicable or are not expected to be significant to the financial statements of the Company.

RESOURCE PROPERTY	9 Months Ended	12 Months Ended
	Oct. 31, 2011	Jan. 31, 2011
RESOURCE PROPERTY [Text Block]

2.	RESOURCE PROPERTY

Proteus Property

On July 15, 2010, the Company entered into an Option Agreement that would provide for the purchase of a 100% interest in the Proteus Property. The Proteus Property is located near Cobalt, Ontario.

To complete the option, the agreement requires the Company to make the following payments and incur the following amounts on exploration and development:

	a)	$25,000 upon the execution of the agreement (paid);

	b)	an additional $25,000 cash (paid) and incur $75,000 in exploration expenditures (of which the Company has prepaid $1,352 and incurred $73,648) by July 15, 2011;

	c)	an additional $25,000 cash and incur an additional $100,000 in exploration expenditures by July 15, 2012; and

	d)	incur an additional $150,000 in exploration expenditures by July 15, 2013.

The property is subject to a 2% Net Smelter Royalty, which the Company has the right to purchase in 2.5% increments for $500,000, on or before 1 year from the date of production.

To October 31, 2011, the Company has incurred the following on its resource property:

	October 31,	January 31,
	2011	2011
Acquisition cost	$50,000	$25,000
Exploration costs, beginning of period	$-	$-
Exploration	73,648	-
Exploration costs, end of period	$73,648	$-

3. RESOURCE PROPERTY

On July 15, 2010, the Company entered into an Option Agreement to purchase a 100% interest in the Proteus Property. The Proteus Property is located near Cobalt, Ontario.

To complete the option, the agreement requires the Company to make the following payments and incur the following amounts on exploration and development:

a) $25,000 upon the execution of the agreement (paid);

b) an additional $25,000 cash and incur $75,000 in exploration expenditures by July 15, 2011 (paid);

c) an additional $25,000 cash and incur an additional $100,000 in exploration expenditures by July 15, 2012; and

d) incur an additional $150,000 in exploration expenditures by July 15, 2013.

The property is subject to a 2% Net Smelter Royalty, which the Company has the right to purchase in 25% increments for $500,000, on or before 12 months from the date of production.

	January 31, 2011	January 31, 2010
Acquisition cost	$25,000	$-

RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Oct. 31, 2011	Jan. 31, 2011	Jan. 31, 2010
RELATED PARTY TRANSACTIONS [Text Block]
3.	RELATED PARTY TRANSACTIONS

Amount due to related party at October 31, 2011 and January 31, 2011 is non-interest bearing, unsecured and with no fixed terms of repayment.

All related party transactions are measured at the exchange amount which is the amount of consideration agreed to by the related parties.

4. RELATED PARTY TRANSACTIONS

The $77,943 due to a related party at April 30, 2011 and January 31, 2011 is a non-interest bearing, unsecured, loan with no stated terms of repayment.

All related party transactions are in the normal course of business and measured at the exchange amount which is the amount of consideration agreed to by the parties.

3. RELATED PARTY TRANSACTIONS

Amount due to related party at January 31, 2010 and 2009 is non-interest bearing, unsecured, with no stated terms of repayment.

All related party transactions are measured at the exchange amount which is determined by management to approximate their fair value.

COMMON STOCK	9 Months Ended	12 Months Ended
	Oct. 31, 2011	Jan. 31, 2011	Jan. 31, 2010
COMMON STOCK [Text Block]

4.	COMMON STOCK

In October 2005, the Company issued 3,500,000 shares of common stock at a price of $0.02 per share for total proceeds of $70,000.

In March 2011, the Company issued 12,000,000 shares of common stock at a price of $0.00833 per share for total proceeds of $99,960, which was recorded in subscriptions received in advance at January 31, 2011.

On September 22, 2011, the Company issued 100,000 shares of common stock at a price of $1.00 per share for total proceeds of $100,000.

At October 31, 2011 and January 31, 2011, the Company had no issued or outstanding stock options or warrants.

5. COMMON STOCK

Subscription received in advance

At January 31, 2011, the Company had received $99,960 in advance for the issuance of 12,000,000 shares of common stock at a price of $0.00833 per share. Subsequent to January 31, 2011, these shares of common stock were issued. (Note 8)

Option and warrants

At January 31, 2011 and 2010, the Company had no issued or outstanding stock options or warrants.

4. COMMON STOCK

In October 2005, the Company issued 3,500,000 shares of common stock at a price of $0.02 per share for total proceeds of $70,000.

Common shares

The common shares of the Company are all of the same class, are voting and entitle stockholders to receive dividends. Upon liquidation or wind-up, stockholders are entitled to participate equally with respect to any distribution of net assets or any dividends which may be declared.

Additional paid-in capital

The excess of proceeds received for shares of common stock over their par value of $0.001, less share issue costs, is credited to additional paid-in capital.

At January 31, 2010 and 2009, the Company had no issued or outstanding stock options or warrants.

INCOME TAXES	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010
INCOME TAXES [Text Block]

6. INCOME TAXES

The Company is subject to United States federal and state income taxes at an approximate rate of 34%. The reconciliation of the provision for income taxes at the United States federal statutory rate compared to the Company’s income tax expense as reported is as follows:

	2011	2010
Net loss before income taxes	$(31,001)	$(18,855)
Statutory tax rate	34%	34%
Income tax recovery	(10,540)	(6,400)
Valuation allowance	10,540	6,400
	$-	$-

The amount taken into income as deferred income tax assets must reflect that portion of the income tax loss carry forwards that is more likely-than-not to be realized from future operations. The Company has chosen to provide a full valuation allowance against all available income tax loss carry forwards, regardless of their time of expiry.

The Company has not filed income tax returns since inception. Tax authorities prescribe penalties for failing to file certain tax returns and supplemental disclosures. Upon filing there could be penalties and interest assessed. Such penalties vary by jurisdiction and by assessing practices and authorities. As the Company has incurred losses since inception there would be no known or anticipated exposure to penalties for income tax liability. However, certain jurisdictions may assess penalties for failing to file returns and other disclosures and for failing to file other supplementary information associated with foreign ownership, activities, debt and equity positions. Management has considered the likelihood and significance of possible penalties associated with its current and intended filing positions and has determined, based on their assessment, that such penalties, if any, would not be expected to be material. Management’s assessment are subject to uncertainty.

No provision for income taxes has been provided in these financial statements due to the net loss for the years ended January 31, 2011 and 2010. At January 31, 2011, the Company has net operating loss carryforwards, which expire commencing in 2026. The potential tax benefit of these losses may be limited due to certain change in ownership provisions under Section 382 of the Internal Revenue Code (“IRS”) and similar state provisions.

IRS Section 382 places a limitation (the “Section 382 Limitation”) on the amount of taxable income which can be offset by net operating loss carryforwards after a change in control (generally greater than a 50% change in ownership) of a loss corporation. Generally, after a control change, a loss corporation cannot deduct operating loss carryforwards in excess of the Section 382 Limitation. Due to these “change in ownership” provisions, utilization of the net operating loss and tax credit carryforwards may be subject to an annual limitation regarding their utilization against taxable income in future periods. The Company has not concluded its analysis of Section 382 through January 31, 2011, but believes that the provisions will not limit the availability of losses to offset future income.

5. INCOME TAXES

The Company is subject to United States federal and state income taxes at an approximate rate of 34%. The reconciliation of the provision for income taxes at the United States federal statutory rate compared to the Company’s income tax expense as reported is as follows:

	2010	2009
Net loss before income taxes	$(18,855)	$(41,175)
Statutory tax rate	34%	34%
Income tax recovery	(6,400)	(14,000)
Valuation allowance	6,400	14,000
	$-	$-

The amount taken into income as deferred income tax assets must reflect that portion of the income tax loss carry forwards that is more likely-than-not to be realized from future operations. The Company has chosen to provide a full valuation allowance against all available income tax loss carry forwards, regardless of their time of expiry.

The Company has not filed income tax returns since inception in the United States. Tax authorities prescribe penalties for failing to file certain tax returns and supplemental disclosures. Upon filing there could be penalties and interest assessed. Such penalties vary by jurisdiction and by assessing practices and authorities. As the Company has incurred losses since inception there would be no known or anticipated exposure to penalties for income tax liability. However, certain jurisdictions may assess penalties for failing to file returns and other disclosures and for failing to file other supplementary information associated with foreign ownership, debt and equity positions. Inherent uncertainties arise over tax positions taken, or expected to be taken, with respect to transfer pricing, inter-company charges and allocations, financing charges, fees, related party transactions, tax credits, tax based incentives and stock based transactions.

Management has considered the likelihood and significance of possible penalties associated with its current and intended filing positions and has determined, based on their assessment, that such penalties, if any, would not be expected to be material.

No provision for income taxes has been provided in these financial statements due to the net loss for the years ended January 31, 2010 and 2009. At January 31, 2010, the Company has net operating loss carryforwards, which expire commencing in 2025. The potential tax benefit of these losses may be limited due to certain change in ownership provisions under Section 382 of the Internal Revenue Code (“IRS”) and similar state provisions.

IRS Section 382 places a limitation (the “Section 382 Limitation”) on the amount of taxable income which can be offset by net operating loss carryforwards after a change in control (generally greater than a 50% change in ownership) of a loss corporation. Generally, after a control change, a loss corporation cannot deduct operating loss carryforwards in excess of the Section 382 Limitation. Due to these “change in ownership” provisions, utilization of the net operating loss and tax credit carryforwards may be subject to an annual limitation regarding their utilization against taxable income in future periods. The Company has not concluded its analysis of Section 382 through January 31, 2009, but believes that the provisions will not limit the availability of losses to offset future income.

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Jan. 31, 2011
FAIR VALUE OF FINANCIAL INSTRUMENTS [Text Block]

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into Levels 1 to 3 based on the degree to which fair value is observable:

Level 1 - fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 - fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

Level 3 - fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

	Level 1	Level 2	Level 3

Cash	$33,908	-	-
Accounts payable	$14,166	-	-
Due to related party	$77,943	-	-

There were no transfers between Level 1 and Level 2 during the year. The Company has no financial instruments valued in Level 3.

SUBSEQUENT EVENT	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010
SUBSEQUENT EVENT [Text Block]

8. SUBSEQUENT EVENT

At January 31, 2011, the Company had received $99,960 for share subscriptions for a private placement of 12,000,000 shares at $0.00833 per share. Subsequent to January 31, 201, the Company issued the shares of common stock.

6. SUBSEQUENT EVENT

On July 15, 2010, the Company entered into an Option Agreement to purchase a 100% interest in certain claims comprising the Proteus Property, located near Cobalt, Ontario.

The agreement requires the Company to make the following payments and incur the following amounts on exploration and development:

a)	$25,000 cash upon the execution of the agreement (paid);
b)	an additional $25,000 cash and incur $75,000 in exploration expenditures by July 15, 2011 (paid);
c)	an additional $25,000 cash and incur an additional $100,000 in exploration expenditures by July 15, 2012; and
d)	incur an additional $150,000 in exploration expenditures by July 15, 2013.

The property is subject to a 2% Net Smelter Royalty, which the Company has the right to purchase in 25% increments for $500,000, on or before 12 months from the date of production.